Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Debt

The amounts in the consolidated balance sheets are analyzed as follows (facility names defined below):

Financier / Vessel(s)	December 31,
	2024	2025
Total long-term debt:
1st CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	120,764	-
1st AVIC Facility (M/T Eco Oceano CA)	40,066	-
2nd AVIC Facility (M/T Eco West Coast)	38,617	-
Huarong Facility (M/T Eco Malibu)	38,800	-
2nd CMBFL Facility (M/T Eco Marina Del Rey)	27,000	-
HSBC Facility (M/Y Parabellvm)	-	13,040
New Huarong Facility (M/T Eco Marina Del Rey, M/T Eco Oceano CA, M/T Julius Caesar and M/T Legio X Equestris)	-	205,460
Total long-term debt	265,247	218,500
Less: Deferred finance fees	(5,989)	(1,888)
Total long-term debt net of deferred finance fees and debt discounts	259,258	216,612

Presented:
Current portion of long-term debt	14,202	11,824
Long-term debt	245,056	204,788

Annual Principal Payments

Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2025, on its debt obligations, are as follows:

Years
December 31, 2026	12,026
December 31, 2027	12,026
December 31, 2028	12,026
December 31, 2029	12,026
December 31, 2030 and thereafter	170,396
Total	218,500